Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory
As at December 31	Average rate of interest (%)	2025	2024
Lease liabilities – non-current	4.6	937	999
Current portion of lease liabilities	5.1	346	356
Total		1,283	1,355